SIGNIFICANT ACCOUNTING POLICIES: ADOPTION OF ACCOUNTING STANDARDS (Details) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Sep. 30, 2020	Sep. 30, 2019
Balance, beginning	$ 785,000	$ 0	$ 0
Proceeds from issuance of SAFE	340,000	0	785,000	$ 0
Balance, ending	1,125,000		785,000	0
Simple Agreement for Future Equity ("SAFE")
Balance, beginning	785,000	$ 0	0
Proceeds from issuance of SAFE	340,000		785,000
Fair value adjustment	0		0
Balance, ending	$ 1,125,000		$ 785,000	$ 0